Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)		Jan. 01, 2017 CNY (¥) [1]	Dec. 31, 2015 CNY (¥) [1]
Disclosure of joint ventures [line items]
Non-current assets	$ 782,810						¥ 5,237,073		¥ 5,006,080	[1]	¥ 5,167,803
Cash and bank balances	831,062				¥ 3,653,914	[1]	5,559,890	$ 805,717	5,390,324	[1]	3,653,914	¥ 3,474,364
Others	6,976						46,672		48,547	[1]	35,559
Total assets	3,237,315						21,657,964		21,015,059	[1]	18,515,746
Non-current liabilities	(142,174)						(951,160)		(665,338)	[1]	(612,192)
Others	(2)						(14)		(33)	[1]	(178)
Total liabilities	(1,571,039)						(10,510,410)		(10,053,155)	[1]	(8,462,092)
Equity	1,666,276				10,053,654	[1]	11,147,554		10,961,904	[1]	¥ 10,053,654	¥ 9,485,557
Investment in joint ventures	33,305						222,812		196,102
Revenue	2,430,942	¥ 16,263,248	¥ 16,197,819	[1]	13,643,195	[1]
Depreciation and amortization	(64,855)	(433,885)	(444,181)		(478,160)
Interest expense	(16,194)	(108,339)	(96,072)		(75,131)
Profit/(loss) for the year, representing total comprehensive income for the year	157,889	1,056,291	1,243,333	[1]	772,356	[1]
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year	$ 1,748	¥ 11,693	¥ 10,082		¥ (4,068)
Y & C Engine Co., Ltd. [Member]
Disclosure of joint ventures [line items]
Non-current assets							755,671		734,270
Cash and bank balances							113,061		199,925
Others							646,751		367,293
Total assets							1,515,483		1,301,488
Non-current liabilities							(46,603)		(13,543)
Loans and borrowings							(51,534)		(13,500)
Others							(942,306)		(842,765)
Total liabilities							(1,040,443)		(869,808)
Equity							475,040		431,680
Proportion of the Group's ownership	45.00%	45.00%	45.00%		45.00%
Group's share of net assets							213,768		194,256
Unrealized profit on transactions with joint venture							(58,087)		(72,021)
Investment in joint ventures	$ 23,270						155,681		122,235
Revenue		¥ 1,443,238	¥ 1,331,823		¥ 553,878
Depreciation and amortization		(45,254)	(20,831)		(22,087)
Interest expense		(24,605)	(28,663)		(14,012)
Profit/(loss) for the year, representing total comprehensive income for the year		¥ 43,359	¥ 55,982		¥ 4,531
Proportion of the Group's ownership	45.00%	45.00%	45.00%		45.00%
Group's share of profit		¥ 19,512	¥ 25,192		¥ 2,039
Unrealized profit on transactions with joint venture		(1,900)	(7,437)
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year	$ 2,633	17,612	17,755		2,039
Y & C Engine Co., Ltd. [Member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures							155,681		122,235
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year		17,612	17,755		¥ 2,039
Copthorne Hotel Qingdao Co Ltd [member]
Disclosure of joint ventures [line items]
Proportion of the Group's ownership					60.00%
Revenue					¥ 3,674
Depreciation and amortization					(2,797)
Interest expense					(1,337)
Profit/(loss) for the year, representing total comprehensive income for the year					¥ (6,664)
Proportion of the Group's ownership					60.00%
Group's share of profit					¥ (3,998)
Depreciation arising from fair value adjustment during purchase price allocation					(467)
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year					(4,465)
Copthorne Hotel Qingdao Co Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year					(4,465)
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets	123,767						828,013		766,285
Cash and bank balances	20,145						134,768		312,980
Others	127,916						855,773		390,068
Total assets	271,828						1,818,554		1,469,333
Non-current liabilities	(6,966)						(46,603)		(13,543)
Loans and borrowings	(7,703)						(51,534)		(13,500)
Others	(166,896)						(1,116,548)		(877,585)
Total liabilities	(181,565)						(1,214,685)		(904,628)
Equity	90,263						603,869		564,705
Investment in joint ventures	33,305						222,812		196,102
Revenue	239,730	1,603,818	1,331,823		557,552
Depreciation and amortization	(7,324)	(48,998)	(21,058)		(24,884)
Interest expense	(3,930)	(26,294)	(29,006)		(15,349)
Profit/(loss) for the year, representing total comprehensive income for the year	5,854	39,162	39,009		(2,133)
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year	1,748	11,693	10,082		(4,068)
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	32,183						215,313		188,748
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year	1,604	10,730	9,268		(2,426)
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	1,122						7,499		7,354
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year	$ 144	¥ 963	¥ 814		¥ (1,642)
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets							72,342		32,015
Cash and bank balances							21,707		113,055
Others							209,022		22,775
Total assets							303,071		167,845
Others							(174,242)		(34,820)
Total liabilities							(174,242)		(34,820)
Equity							128,829		133,025
Proportion of the Group's ownership	50.00%	50.00%	50.00%
Group's share of net assets							64,415		66,513
Unrealized profit on transactions with joint venture							(4,783)
Investment in joint ventures	$ 8,913						59,632		66,513
Revenue		¥ 160,580
Depreciation and amortization		(3,744)	¥ (227)
Interest expense		(1,689)	(343)
Profit/(loss) for the year, representing total comprehensive income for the year		¥ (4,197)	¥ (16,973)
Proportion of the Group's ownership	50.00%	50.00%	50.00%
Group's share of profit		¥ (2,099)	¥ (8,487)
Unrealized profit on transactions with joint venture		(4,783)
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year	$ (1,029)	(6,882)	(8,487)
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures							¥ 59,632		¥ 66,513
Group's share of loss for the year, representing the Group's share of total comprehensive loss for the year		¥ (6,882)	¥ (8,487)

[1]	Restated